MFA 2025-NQM2 Trust ABS-15G

Exhibit 99.46

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXXX	48519	Total Debt to Income Ratio	23.98%	24.07%	Approved DTI 23.98%, Review DTI 24.07%, Variance is Non-Material.
XXXX	48525	Total Debt to Income Ratio	12.11%	11.82%	The DTI is 11.82%, however, the discrepancy appears to be that the u/w used a XXXX payment on XXXX where the balance is paid monthly
XXXX	48522	Total Debt to Income Ratio	32.01%	31.72%	Approved DTI 32.014%, Review DTI 31.72%, variance is non-material.
XXXX	48299	Amortization Type	5/1 or 5/6 mos. ARM	5/1 or 5/6 mos. ARM (IO)	Tape reflects Loan as 5/1 or 5/6 Arm but does not disclose the IO feature.
XXXX	48558	Total Debt to Income Ratio	27.50%	27.27%	The DTI discrepancy is minimal and does not affect qualifying
XXXX	48558	Representative Credit Score	XXXX	XXXX	The borrowers mid creditscores are XXXX and XXXX and the XXXX was used since it is the lower of the 2 scores.
XXXX	48555	Amortization Type	Fixed Rate	Fixed (IO)	Tape shows Amortization Type as Fixed Rate, changed to Fixed (IO) per Note XXXX
XXXX	48555	Representative Credit Score	XXXX	XXXX	The borrowers middle credit score is XXXX
XXXX	48556	Loan Purpose	Cash Out Refinance	Rate and Term Refinance	Tape reflects the loan as Cash Out Refinance, Lender approved as limited cash out, review considered as rate term.
XXXX	48564	Amortization Type	Adjustable Rate	5/1 or 5/6 mos. ARM (IO)	Per the Note loan is a 5/6 ARM IO.
XXXX	48564	Maximum Interest Rate	5.000	10.375	Max Rate verified per Note.
XXXX	48564	Total Debt to Income Ratio	23.30%	26.04%	Approved DTI 23.30%, Review DTI 26.04%%, variance is less than 3% and considered non-material.
XXXX	48564	Amortized Original Term	480.0	NaN.0	Verified Laon is 40 Yer Fixed IO.